Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life. For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10
Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale. Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The transition to a low-carbon economy may impact the carrying value and remaining useful economic lives of the Group’s property, plant and equipment. The Group continues to invest in more efficient, cleaner and technologically advanced assets, however, the significant majority of the Group’s current assets are likely to be substantially depreciated ahead of our 2040 Net Zero emission commitments, as set out in our Strategic Report on pages 38-41. In addition, the Group continuously monitors the latest developments in the government legislation in relation to climate-related risks. Currently, no legislation has been passed that will materially impact the carrying value and remaining useful economic lives of the Group.
The Group leases land, office and warehouse property, computer hardware, machinery and equipment and vehicles under non-cancellable lease agreements, most of which expire at various dates through to 2030. Since the adoption of IFRS 16, “Leases”, effective 1 January 2019, the Group includes right of use assets within property, plant and equipment. Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. All low value leases with total minimum lease payments under €5,000 and leases with a term less than 12 months are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2020	317	1,846	2,975	1,155	283	144	125	6,845
Acquisition of CCL	339	492	529	108	7	15	78	1,568
Additions	2	41	119	50	62	10	195	479
Disposals	(3)	(28)	(218)	(319)	(54)	(16)	1	(637)
Transfers and reclassifications(A)	—	47	129	11	1	5	(197)	(4)
Currency translation adjustments	8	31	44	21	(1)	2	4	109
As at 31 December 2021	663	2,429	3,578	1,026	298	160	206	8,360
Additions	1	131	221	65	59	21	287	785
Disposals	(3)	(28)	(103)	(49)	(58)	(8)	—	(249)
Assets held for sale	(29)	(26)	(8)	—	—	—	—	(63)
Transfers and reclassifications	27	37	75	36	2	8	(184)	1
Currency translation adjustments	(11)	(42)	(40)	32	(4)	(2)	(4)	(71)
As at 31 December 2022	648	2,501	3,723	1,110	297	179	305	8,763
Accumulated depreciation:
As at 31 December 2020	—	(651)	(1,337)	(772)	(141)	(84)	—	(2,985)
Depreciation expense	—	(123)	(326)	(163)	(61)	(20)	—	(693)
Disposals	—	17	208	319	51	15	—	610
Currency translation adjustments	—	(9)	(18)	(15)	—	(2)	—	(44)
As at 31 December 2021	—	(766)	(1,473)	(631)	(151)	(91)	—	(3,112)
Depreciation expense	—	(128)	(380)	(127)	(58)	(22)	—	(715)
Disposals	—	19	105	49	53	8	—	234
Assets held for sale	—	10	9	—	—	—	—	19
Transfers and reclassifications	—	—	3	(2)	—	—	—	1
Currency translation adjustments	—	22	(2)	(14)	3	2	—	11
As at 31 December 2022	—	(843)	(1,738)	(725)	(153)	(103)	—	(3,562)
Net book value:
As at 31 December 2020	317	1,195	1,638	383	142	60	125	3,860
As at 31 December 2021	663	1,663	2,105	395	147	69	206	5,248
As at 31 December 2022	648	1,658	1,985	385	144	76	305	5,201
(A) Includes €4 million related to assets held for sale for the year ended 31 December 2021.
Right of use assets
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2022	2021
	€ million	€ million
Buildings and improvements	465	438
Vehicle fleet	133	135
Machinery, equipment and containers	82	71
Furniture and office equipment	3	5
Total	683	649
Total additions to right of use assets during 2022 were €208 million (2021: €120 million).
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Buildings and improvements	63	56
Vehicle fleet	57	59
Machinery, equipment and containers	34	22
Furniture and office equipment	2	2
Total	156	139
During the years ended 31 December 2022 and 31 December 2021, the total expense relating to low value and short-term leases was €24 million and €16 million, respectively, which is primarily included in administrative expenses. The Group does not have any residual value guarantees in relation to its leases. As at 31 December 2022 the total value of lease extension and termination options included within right of use assets was €35 million (2021: €16 million).
The Group incurred variable lease expenses of €153 million in 2022 (2021: €93 million), primarily included in administrative expenses. This amount mainly consists of the variable component of lease payments for product transportation services in Australia and New Zealand, whereby these components are dependent on various factors such as number of cases of product delivered, number of trips and pallets.